Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the six months ended June 30, 2017 were as follows:

U.S. $ in millions
Goodwill as of January 1, 2017	$385.6
Translation differences	0.9
Goodwill as of June 30, 2017	$386.5

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	June 30, 2017			December 31, 2016
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,766	$(209,549)	$95,217	$304,766	$(198,632)	$106,134
Patents	19,692	(13,268)	6,424	19,009	(12,257)	6,752
Trademarks and trade names	27,808	(17,526)	10,282	27,819	(16,849)	10,970
Customer relationships	106,880	(58,816)	48,064	106,571	(54,258)	52,313
Capitalized software development costs	19,541	(18,602)	939	19,540	(18,251)	1,289
	$478,687	$(317,761)	$160,926	$477,705	$(300,247)	$177,458

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of June 30, 2017, estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 6 months of 2017	$17,323
2018	33,214
2019	32,307
2020	31,967
2021	31,387
Thereafter	14,728
Total	$160,926